Inventories - Schedule of Inventories (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 1,414,363	$ 2,363,097
Working in process	10,291
Finished goods	914,112	4,141,664
Total inventories	$ 2,338,766	$ 6,504,761